Schedule of Future Rental Payments for Operating Leases (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 935,024	$ 931,853
2024	924,598	936,109
2025	875,314	879,142
2026	885,260	880,254
2027	578,184	713,362
Thereafter	435,103	522,856
Total	$ 4,633,483	$ 4,863,576